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                      SMITH BARNEY ALLOCATION SERIES INC.
                               Global Portfolio
                             High Growth Portfolio
                               Growth Portfolio
                              Balanced Portfolio
                            Conservative Portfolio

                        Supplement dated April 7, 2004
                       to Prospectus dated May 30, 2003

   The following information supplements the disclosure in the Prospectus of the Portfolios listed above. Defined terms have the same meanings as set forth in the Prospectus.

Proposed Reorganization

   On April 7, 2004, the Board of Directors of Smith Barney Allocation Series Inc. ("Allocation Series"), on behalf of its series, Global Portfolio, approved a proposed reorganization pursuant to which High Growth Portfolio, also a series of Allocation Series, would acquire the assets and assume the liabilities of Global Portfolio in exchange for shares of High Growth Portfolio. This reorganization will allow Global Portfolio shareholders to maintain an investment in a fund with the same investment objective and similar investment policies.

   Under the terms of the proposed reorganization, Global Portfolio would receive shares of High Growth Portfolio equal in value to their shares of Global Portfolio in accordance with the terms of the reorganization. Global Portfolio shareholders would not be charged a sales load when High Growth Portfolio shares are issued to them and it is anticipated that no gain or loss for Federal income tax purposes would be recognized by shareholders as a result of the reorganization.

   The Board of Directors of Allocation Series also approved the closing of Global Portfolio to purchases and incoming exchanges effective April 15, 2004, except in PAYCHEX and Citistreet 401(k) employee retirement or profit sharing plans. In addition, Global Portfolio will no longer honor requests for issuance of share certificates. As of April 28, 2004, PFS Distributors Inc. will no longer be accepting new purchases and incoming exchanges into Global Portfolio. Citigroup Global Markets Inc. will continue to accept purchases and incoming exchanges in PAYCHEX until July 5, 2004 and will continue to accept purchases and incoming exchanges in Citistreet 401(k) employee retirement or profit sharing plans until July 22, 2004. Class B to Class A conversions will continue to occur as scheduled.

   Even after Global Portfolio is closed to investments, shareholders will be permitted to exchange their shares of Global Portfolio for shares of other available Smith Barney Funds, or to redeem their shares of Global Portfolio, as provided in the Prospectus. For those Global Portfolio shareholders who have elected to have their dividends reinvested, dividends will continue to be reinvested automatically, unless otherwise directed by shareholders, until July 22, 2004.

   The proposed reorganization is subject to the fulfillment of certain conditions, including approval by the shareholders of Global Portfolio. Proxy materials describing the proposed reorganization are expected to be mailed to Global Portfolio shareholders of record on May 5, 2004, on or about May 17, 2004 in anticipation of a meeting of shareholders to be held on or after July 14, 2004. If approved by Global Portfolio shareholders at that time, the reorganization will occur on or about July 23, 2004.

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Changes in Underlying Funds and Investment Ranges

   On April 7, 2004, the Board of Directors of Allocation Series approved certain changes in the underlying Smith Barney funds in which the portfolios of Allocation Series invest. The modifications are part of an overall plan to reduce the number of underlying funds, simplify the portfolios' allocation structure and eliminate certain size and style biases in the allocations to the underlying funds. The changes to each portfolio of Allocation Series are set forth in the chart below. These changes will be implemented by the portfolio manager of Allocation Series gradually as market conditions warrant.

 Portfolio        Fund Additions                 Fund Eliminations            Allocation Ranges
 ---------   ------------------------- -------------------------------------- ------------------
Conservative SB Growth and Income Fund International All Cap Growth Portfolio None
             (0-15%)                   Smith Barney Hansberger Global
                                       Value Fund
Balanced     None                      International All Cap Growth Portfolio SB Capital and
                                       Smith Barney Hansberger Global         Income Fund
                                       Value Fund                             (0-20%)
Growth       None                      Smith Barney Mid Cap Core Fund         Smith Barney Large
                                       Smith Barney Small Cap Growth Fund     Capitalization
                                       International All Cap Growth Portfolio Growth Fund
                                       Smith Barney Hansberger Global         (0-30%)
                                       Value Fund                             Large Cap Value
                                                                              Fund (0-30%)
High Growth  None                      Smith Barney Mid Cap Core Fund         Smith Barney Large
                                       Smith Barney Small Cap Growth Fund     Capitalization
                                       International All Cap Growth Portfolio Growth Fund
                                       Smith Barney Hansberger Global         (0-35%)
                                       Value Fund                             Large Cap Value
                                                                              Fund (0-30%)

Description of the SB Growth and Income Fund

   Investment Objective. The SB Growth and Income Fund seeks reasonable growth and income.

   Key Investments. The fund invests in a portfolio consisting principally of equity securities, including convertible securities that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value. The fund emphasizes U.S. stocks with large market capitalizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").

   Selection Process. The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors for broad market exposure. The manager seeks to construct an investment portfolio whose weighted average market capitalization is similar to the S&P 500 Index. The manager used fundamental analysis to identify high-quality companies and then considers whether the stocks are relatively over- or under-valued. The manager also looks for a catalyst for stock price appreciation, such as good management, positive changes in strategy or improvement in the company's competitive position. The manager favors companies with above-average dividend yields.

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   Principal Risks of Investing in the fund. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

  . Stock prices decline generally, or stocks perform poorly relative to other types of investments

  .   Large capitalization companies fall out of favor with investors

  . Companies in which the fund invests suffer unexpected losses or lower than expected earnings

  . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

  . The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid

   The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

   Performance of the SB Growth and Income Fund. The Allocation Series portfolios invest in Smith Barney Class Y shares of SB Growth and Income Fund. The following chart shows the average annual total returns before taxes for Smith Barney Class Y shares for periods ended December 31, 2003:

                                  1
                                 Year  Since Inception Inception Date
                                -----  --------------- --------------
           Class Y Before Taxes 31.47%      (3.89)%       12/08/00
           S&P 500 Index*...... 28.67&      (5.10)%

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*  The S&P 500 Index is a market-value weighted index comprised of 500 widely held stocks. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes.

   The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The average annual total returns reflect the impact of the maximum sales charge applicable to the respective class, redemption of shares at the end of the period and the reinvestment of distributions and dividends.

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   FD 02939